OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other accounts receivable and prepaid expenses
December 31,
	2015	2014

Prepaid expenses	$146	$279
Government institutions	12	53

Advance payment to vendors	48	96

	$206	$428